Schedule of Investments (unaudited)
June 30, 2026
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.(a)	905	$ 507,352
General Electric Co.	11,731	4,384,227
Howmet Aerospace, Inc.	4,492	1,207,719
		6,099,298
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	1,312	247,102
Expeditors International of Washington, Inc.	1,468	239,255
FedEx Corp.	2,464	771,552
United Parcel Service, Inc., Class B	8,381	900,958
		2,158,867
Automobile Components — 0.0%
Aptiv PLC(a)(b)	2,384	146,330
Automobiles — 2.3%
Ford Motor Co.	44,126	613,352
General Motors Co.	10,125	780,435
Tesla, Inc.(a)	31,637	13,306,522
		14,700,309
Banks — 3.8%
Bank of America Corp.	73,405	4,182,617
Citigroup, Inc.	19,148	2,679,954
Citizens Financial Group, Inc.	4,718	330,590
Fifth Third Bancorp	10,212	575,651
Huntington Bancshares, Inc.	22,855	405,219
JPMorgan Chase & Co.	30,111	9,856,234
KeyCorp	10,514	242,348
M&T Bank Corp.	1,644	391,288
PNC Financial Services Group, Inc. (The)	4,527	1,114,638
Regions Financial Corp.	9,580	289,316
Truist Financial Corp.	13,987	696,832
U.S. Bancorp	17,402	1,051,081
Wells Fargo & Co.	34,355	2,839,097
		24,654,865
Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	1,819	48,476
Coca-Cola Co. (The)	43,470	3,532,807
Constellation Brands, Inc., Class A	1,574	218,928
Keurig Dr. Pepper, Inc.	15,245	498,969
Molson Coors Beverage Co., Class B	1,874	73,011
Monster Beverage Corp.(a)	8,030	771,843
PepsiCo, Inc.	15,325	2,075,005
		7,219,039
Biotechnology — 1.9%
AbbVie, Inc.	19,854	4,996,061
Amgen, Inc.	6,065	2,196,258
Biogen, Inc.(a)	1,652	356,931
Gilead Sciences, Inc.	13,938	1,760,927
Incyte Corp.(a)	1,867	211,643
Moderna, Inc.(a)	3,964	277,599
Regeneron Pharmaceuticals, Inc.	1,122	699,612
Vertex Pharmaceuticals, Inc.(a)	2,854	1,417,667
		11,916,698
Broadline Retail — 4.2%
Amazon.com, Inc.(a)	110,002	26,217,877
eBay, Inc.	4,984	556,962
		26,774,839
Building Products — 0.6%
A. O. Smith Corp.	1,270	79,654
Security	Shares	Value
Building Products (continued)
Allegion PLC	949	$ 133,325
Builders FirstSource, Inc.(a)	1,218	108,987
Carrier Global Corp.	8,785	644,380
Johnson Controls International PLC	6,862	1,002,607
Lennox International, Inc.	362	207,408
Masco Corp.	2,244	182,594
Trane Technologies PLC	2,479	1,217,585
		3,576,540
Capital Markets — 3.3%
Ameriprise Financial, Inc.	1,010	463,348
Ares Management Corp., Class A	2,368	263,582
Bank of New York Mellon Corp. (The)	7,714	1,115,522
BlackRock, Inc.(c)	1,620	1,557,727
Blackstone, Inc., Class A	8,340	981,368
Cboe Global Markets, Inc.	1,169	283,681
Charles Schwab Corp. (The)	18,353	1,693,431
CME Group, Inc., Class A	4,068	898,336
Coinbase Global, Inc., Class A(a)	2,500	365,475
FactSet Research Systems, Inc.(b)	422	97,094
Franklin Resources, Inc.	3,418	113,717
Goldman Sachs Group, Inc. (The)	3,312	3,349,658
Interactive Brokers Group, Inc., Class A	5,006	435,722
Intercontinental Exchange, Inc.	6,354	782,241
Invesco Ltd.	4,952	130,683
KKR & Co., Inc., Class A	7,780	714,048
Moody’s Corp.	1,687	764,076
Morgan Stanley	13,487	2,819,323
MSCI, Inc., Class A	815	456,433
Nasdaq, Inc.	5,049	397,962
Northern Trust Corp.	2,101	365,238
Raymond James Financial, Inc.	1,939	294,786
Robinhood Markets, Inc., Class A(a)	8,911	893,595
S&P Global, Inc.	3,404	1,386,313
State Street Corp.	3,109	527,286
T Rowe Price Group, Inc.	2,404	273,311
		21,423,956
Chemicals — 1.1%
Air Products & Chemicals, Inc.	2,486	728,845
Albemarle Corp.	1,327	179,185
CF Industries Holdings, Inc.	1,760	190,538
Corteva, Inc.	7,546	639,071
Dow, Inc.	8,078	221,014
Ecolab, Inc.	2,856	795,710
International Flavors & Fragrances, Inc.	2,836	224,668
Linde PLC	5,190	2,693,299
LyondellBasell Industries NV, Class A	2,941	154,844
Mosaic Co. (The)	3,671	77,788
PPG Industries, Inc.	2,519	305,529
Sherwin-Williams Co. (The)	2,574	886,280
		7,096,771
Commercial Services & Supplies — 0.4%
Cintas Corp.	3,805	647,154
Copart, Inc.(a)	10,040	283,028
Republic Services, Inc.	2,259	481,348
Rollins, Inc.	3,320	138,577
Veralto Corp.	2,764	245,111
Waste Management, Inc.	4,168	928,964
		2,724,182
Communications Equipment — 1.5%
Arista Networks, Inc.(a)	11,592	1,969,249
Ciena Corp.(a)	1,592	780,971

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	44,399	$ 5,215,107
F5, Inc.(a)	629	261,639
Lumentum Holdings, Inc.(a)	873	749,086
Motorola Solutions, Inc.	1,863	773,685
		9,749,737
Construction & Engineering — 0.4%
Comfort Systems U.S.A., Inc.	394	780,888
EMCOR Group, Inc.	498	413,280
Quanta Services, Inc.	1,685	1,213,268
		2,407,436
Construction Materials — 0.3%
CRH PLC	7,515	804,105
Martin Marietta Materials, Inc.	678	391,003
Vulcan Materials Co.	1,451	428,059
		1,623,167
Consumer Finance — 0.6%
American Express Co.	5,993	2,027,132
Capital One Financial Corp.	7,004	1,405,143
Synchrony Financial	3,776	287,165
		3,719,440
Consumer Staples Distribution & Retail — 1.1%
Casey’s General Stores, Inc.	415	329,838
Costco Wholesale Corp.	4,985	4,663,318
Dollar General Corp.	2,477	285,128
Dollar Tree, Inc.(a)	2,057	248,794
Kroger Co. (The)	6,368	353,615
Sysco Corp.	5,336	445,983
Target Corp.	5,117	668,331
		6,995,007
Containers & Packaging — 0.2%
Amcor PLC	5,152	223,339
Avery Dennison Corp.	870	141,244
Ball Corp.	2,999	187,138
International Paper Co.	5,900	224,790
Packaging Corp. of America	1,015	241,854
Smurfit Westrock PLC	5,900	272,934
		1,291,299
Distributors — 0.0%
Genuine Parts Co.	1,580	186,408
Diversified Telecommunication Services — 0.7%
AT&T Inc.	78,004	1,614,683
Comcast Corp., Class A	40,225	987,523
Verizon Communications, Inc.	46,876	1,984,730
		4,586,936
Electric Utilities — 0.7%
Constellation Energy Corp.	3,589	891,400
Edison International	4,342	323,262
Entergy Corp.	5,140	590,380
Eversource Energy	4,237	306,208
Exelon Corp.	11,465	534,498
NextEra Energy, Inc.	23,411	2,054,784
		4,700,532
Electrical Equipment — 0.9%
AMETEK, Inc.	2,583	624,931
Eaton Corp. PLC	4,358	1,857,031
Emerson Electric Co.	6,294	900,986
Generac Holdings, Inc.(a)	670	196,182
Hubbell, Inc.	589	308,165
Security	Shares	Value
Electrical Equipment (continued)
Rockwell Automation, Inc.	1,249	$ 618,355
Vertiv Holdings Co., Class A	4,312	1,443,744
		5,949,394
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	13,825	2,437,624
CDW Corp.	1,423	200,131
Coherent Corp.(a)	2,196	866,256
Corning, Inc.	8,801	2,248,040
Jabil, Inc.	1,190	458,721
Keysight Technologies, Inc.(a)	1,931	675,985
TE Connectivity PLC	3,289	663,095
Zebra Technologies Corp., Class A(a)	549	144,530
		7,694,382
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	11,112	616,716
Halliburton Co.	9,328	316,686
SLB Ltd.	16,749	778,661
		1,712,063
Entertainment — 1.2%
Electronic Arts, Inc.	2,527	518,136
Live Nation Entertainment, Inc.(a)	1,789	327,584
Netflix, Inc.(a)	47,317	3,378,434
Take-Two Interactive Software, Inc.(a)	1,943	485,711
TKO Group Holdings, Inc., Class A	701	141,118
Walt Disney Co. (The)	19,495	1,876,394
Warner Bros Discovery, Inc., Class A(a)	27,754	739,922
		7,467,299
Financial Services — 3.7%
Apollo Global Management, Inc.	5,222	617,815
Berkshire Hathaway, Inc., Class B(a)	20,602	10,309,035
Block, Inc., Class A(a)	5,999	455,924
Corpay, Inc.(a)	734	244,620
Fidelity National Information Services, Inc.	5,839	227,020
Fiserv, Inc.(a)	6,064	297,439
Global Payments, Inc.	2,579	187,132
Jack Henry & Associates, Inc.	792	109,090
Mastercard, Inc., Class A	9,071	4,658,866
PayPal Holdings, Inc.	9,903	427,611
Visa, Inc., Class A	18,651	6,398,972
		23,933,524
Food Products — 0.4%
Archer-Daniels-Midland Co.	5,426	414,546
Bunge Global SA	1,535	163,831
General Mills, Inc.	5,915	205,842
Hershey Co. (The)	1,658	290,896
Hormel Foods Corp.	3,203	79,498
J M Smucker Co. (The)	1,173	131,963
Kraft Heinz Co. (The)	9,545	225,453
McCormick & Co., Inc., NVS	2,895	145,966
Mondelez International, Inc., Class A	14,375	831,450
Tyson Foods, Inc., Class A	3,141	179,822
		2,669,267
Gas Utilities — 0.1%
Atmos Energy Corp.	1,858	320,078
Ground Transportation — 1.0%
CSX Corp.	20,921	994,375
Fedex Freight Holding Co., Inc.(a)	1,208	182,408
JB Hunt Transport Services, Inc.	847	245,147
Norfolk Southern Corp.	2,513	790,565

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	2,060	$ 446,196
Uber Technologies, Inc.(a)	22,852	1,649,000
Union Pacific Corp.	6,682	1,817,504
		6,125,195
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	19,573	1,776,054
Align Technology, Inc.(a)	747	125,989
Baxter International, Inc.	5,683	121,162
Becton Dickinson & Co.	3,093	468,064
Boston Scientific Corp.(a)	16,654	710,793
Cooper Cos., Inc. (The)(a)	2,159	154,822
Dexcom, Inc.(a)	4,351	293,040
Edwards Lifesciences Corp.(a)	6,537	591,337
GE HealthCare Technologies, Inc.	5,081	325,235
IDEXX Laboratories, Inc.(a)	885	465,899
Insulet Corp.(a)	791	120,430
Intuitive Surgical, Inc.(a)	3,974	1,580,380
Medtronic PLC	14,427	1,128,624
ResMed, Inc.	1,626	316,875
STERIS PLC	1,107	233,101
Stryker Corp.	3,888	1,224,098
Zimmer Biomet Holdings, Inc.	2,172	186,987
		9,822,890
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	2,629	624,545
Cencora, Inc.	2,172	614,633
Centene Corp.(a)	5,262	337,768
Cigna Group (The)	2,976	820,424
CVS Health Corp.	14,338	1,483,266
DaVita, Inc.(a)	367	81,650
Elevance Health, Inc.	2,438	942,848
HCA Healthcare, Inc.	1,750	682,307
Henry Schein, Inc.(a)	1,079	90,118
Humana, Inc.	1,345	534,261
Labcorp Holdings, Inc.	926	259,280
McKesson Corp.	1,349	1,019,304
Quest Diagnostics, Inc.	1,229	260,487
UnitedHealth Group, Inc.	10,210	4,243,582
Universal Health Services, Inc., Class B	632	93,972
		12,088,445
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	1,754	92,699
Healthpeak Properties, Inc.	7,893	168,910
Ventas, Inc.	5,458	484,671
Welltower, Inc.	7,925	1,798,737
		2,545,017
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	1,686	299,214
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	7,233	171,494
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(a)	4,731	677,006
Booking Holdings, Inc.	8,699	1,550,510
Carnival Corp. Ltd.	14,442	412,608
Chipotle Mexican Grill, Inc.(a)	14,400	489,600
Darden Restaurants, Inc.	1,284	264,517
Domino’s Pizza, Inc.	338	100,062
DoorDash, Inc., Class A(a)	4,248	783,883
Expedia Group, Inc.	1,298	332,132
Hilton Worldwide Holdings, Inc.	2,556	844,656
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	3,402	$ 157,138
Marriott International, Inc., Class A	2,464	913,134
McDonald’s Corp.	7,981	2,157,344
MGM Resorts International(a)	2,153	102,935
Norwegian Cruise Line Holdings Ltd.(a)	4,972	104,959
Royal Caribbean Cruises Ltd.	2,800	889,084
Starbucks Corp.	12,829	1,310,995
Wynn Resorts Ltd.	931	90,391
Yum! Brands, Inc.	3,122	499,083
		11,680,037
Household Durables — 0.3%
DR Horton, Inc.	2,961	482,288
Garmin Ltd.	1,842	437,549
Lennar Corp., Class A	2,440	220,795
NVR, Inc.(a)	30	204,402
PulteGroup, Inc.	2,153	295,413
		1,640,447
Household Products — 0.9%
Church & Dwight Co., Inc.	2,623	254,116
Clorox Co. (The)	1,383	131,994
Colgate-Palmolive Co.	9,037	828,512
Kimberly-Clark Corp.	3,717	408,015
Procter & Gamble Co. (The)	26,185	3,839,768
		5,462,405
Industrial REITs — 0.2%
Prologis, Inc.	10,486	1,420,538
Insurance — 1.8%
Aflac, Inc.	5,143	603,017
Allstate Corp. (The)	2,911	692,643
American International Group, Inc.	5,926	441,665
Aon PLC, Class A	2,406	798,046
Arch Capital Group Ltd.(a)	3,907	379,213
Arthur J. Gallagher & Co.	2,874	659,784
Assurant, Inc.	567	152,257
Brown & Brown, Inc.	3,259	209,065
Chubb Ltd.	4,049	1,379,656
Cincinnati Financial Corp.	1,740	322,144
Erie Indemnity Co., Class A, NVS	297	71,206
Everest Group Ltd.	453	161,825
Globe Life, Inc.	887	158,489
Hartford Insurance Group, Inc. (The)	3,077	407,764
Loews Corp.	1,872	211,929
Marsh & McLennan Cos., Inc.	5,424	904,018
MetLife, Inc.	6,068	513,414
Principal Financial Group, Inc.	2,195	236,577
Progressive Corp. (The)	6,562	1,433,469
Prudential Financial, Inc.	3,900	420,927
Travelers Cos., Inc. (The)	2,387	787,996
W R Berkley Corp.	3,346	235,993
Willis Towers Watson PLC	1,059	276,791
		11,457,888
Interactive Media & Services — 8.7%
Alphabet, Inc., Class A	65,892	23,547,824
Alphabet, Inc., Class C, NVS	53,112	18,766,063
Meta Platforms, Inc., Class A	24,678	13,900,871
		56,214,758
IT Services — 0.3%
Accenture PLC, Class A	6,905	859,258
Akamai Technologies, Inc.(a)	1,648	194,810
Cognizant Technology Solutions Corp., Class A	5,332	206,509

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Gartner, Inc.(a)	750	$ 97,215
GoDaddy, Inc., Class A(a)	1,533	130,121
VeriSign, Inc.	916	230,429
		1,718,342
Leisure Products — 0.0%
Hasbro, Inc.	1,522	125,702
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	3,184	422,931
Bio-Techne Corp.	1,804	127,453
Charles River Laboratories International, Inc.(a)	566	128,363
Danaher Corp.	7,097	1,351,836
IQVIA Holdings, Inc.(a)	1,863	359,969
Mettler-Toledo International, Inc.(a)	227	289,995
Revvity, Inc.	1,250	139,075
Thermo Fisher Scientific, Inc.	4,172	2,091,674
Waters Corp.(a)	1,100	412,544
West Pharmaceutical Services, Inc.	798	286,482
		5,610,322
Machinery — 2.0%
Caterpillar, Inc.	5,178	5,514,052
Cummins, Inc.	1,548	1,104,049
Deere & Co.	2,823	1,790,714
Dover Corp.	1,504	337,317
Fortive Corp.	3,491	213,265
IDEX Corp.	841	190,865
Illinois Tool Works, Inc.	2,938	794,641
Ingersoll Rand, Inc.	3,971	325,582
Nordson Corp.	592	178,601
Otis Worldwide Corp.	4,362	312,319
PACCAR, Inc.	5,933	712,672
Pentair PLC	1,826	139,981
Snap-on, Inc.	575	231,380
Stanley Black & Decker, Inc.	1,762	165,840
Westinghouse Air Brake Technologies Corp.	1,900	512,240
Xylem, Inc.	2,668	315,384
		12,838,902
Media — 0.2%
Charter Communications, Inc., Class A(a)(b)	929	132,113
EchoStar Corp., Class A(a)	1,530	155,295
Fox Corp., Class A, NVS	2,243	116,995
Fox Corp., Class B	1,542	72,227
News Corp., Class A, NVS	4,064	100,909
News Corp., Class B	1,399	39,256
Omnicom Group, Inc.	3,200	233,056
Paramount Skydance Corp., Class B, NVS	3,491	34,421
Trade Desk, Inc. (The), Class A(a)	4,857	87,815
		972,087
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	16,129	1,014,353
Newmont Corp.	11,985	1,119,399
Nucor Corp.	2,573	573,136
Steel Dynamics, Inc.	1,522	349,238
		3,056,126
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	7,302	321,580
Consolidated Edison, Inc.	4,137	457,677
Dominion Energy, Inc.	9,873	674,227
Public Service Enterprise Group, Inc.	5,564	451,574
Sempra	7,317	678,359
		2,583,417
Security	Shares	Value
Office REITs — 0.0%
BXP, Inc.	1,610	$ 106,759
Oil, Gas & Consumable Fuels — 0.8%
Kinder Morgan, Inc.	21,908	700,399
Marathon Petroleum Corp.	3,299	843,455
ONEOK, Inc.	7,062	613,970
Phillips 66	4,529	765,627
Targa Resources Corp.	2,404	644,609
Valero Energy Corp.	3,334	868,307
Williams Cos., Inc. (The)	13,717	1,019,722
		5,456,089
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	7,343	687,745
Southwest Airlines Co.	5,513	283,478
United Airlines Holdings, Inc.(a)	3,645	495,684
		1,466,907
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), Class A	2,757	217,665
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	22,925	1,320,939
Eli Lilly & Co.	8,889	10,661,733
Merck & Co., Inc.	27,777	3,569,344
Pfizer, Inc.	63,984	1,540,735
Viatris, Inc.	12,942	205,519
Zoetis, Inc., Class A	4,728	339,754
		17,638,024
Professional Services — 0.3%
Automatic Data Processing, Inc.	4,511	1,010,238
Broadridge Financial Solutions, Inc.	1,312	179,678
Equifax, Inc.	1,348	213,955
Jacobs Solutions, Inc.	1,305	164,430
Paychex, Inc.	3,657	359,593
Verisk Analytics, Inc.	1,471	264,089
		2,191,983
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	3,264	439,628
CoStar Group, Inc.(a)	4,744	134,350
		573,978
Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,560	294,357
Camden Property Trust	1,122	128,458
Equity Residential	3,866	262,617
Essex Property Trust, Inc.	732	213,444
Invitation Homes, Inc.	6,130	185,187
Mid-America Apartment Communities, Inc.	1,287	178,816
UDR, Inc.	3,399	135,688
		1,398,567
Retail REITs — 0.3%
Federal Realty Investment Trust	883	108,997
Kimco Realty Corp.	7,659	194,156
Realty Income Corp.	10,468	648,597
Regency Centers Corp.	1,817	144,888
Simon Property Group, Inc.	3,645	815,204
		1,911,842
Semiconductors & Semiconductor Equipment — 19.3%
Analog Devices, Inc.	5,497	2,183,243
Applied Materials, Inc.	8,920	6,449,160
Broadcom, Inc.	53,205	20,098,189
First Solar, Inc.(a)	1,194	281,736

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(a)	53,090	$ 7,412,957
KLA Corp.	14,691	4,432,422
Lam Research Corp.	14,056	6,090,886
Microchip Technology, Inc.	6,099	556,229
Micron Technology, Inc.	12,673	14,628,317
Monolithic Power Systems, Inc.	552	763,063
NVIDIA Corp.	272,174	54,459,296
NXP Semiconductors NV	2,818	791,942
ON Semiconductor Corp.(a)	4,427	418,529
QUALCOMM, Inc.	11,833	2,186,620
Skyworks Solutions, Inc.	1,666	112,955
Teradyne, Inc.	1,762	852,526
Texas Instruments, Inc.	10,217	3,045,381
		124,763,451
Software — 8.4%
Adobe, Inc.(a)	4,538	930,381
AppLovin Corp., Class A(a)	3,020	1,555,995
Autodesk, Inc.(a)	2,381	462,914
Cadence Design Systems, Inc.(a)	3,096	1,161,991
Crowdstrike Holdings, Inc., Class A(a)	2,858	2,181,054
Datadog, Inc., Class A(a)	3,714	966,977
Fair Isaac Corp.(a)	264	315,422
Fortinet, Inc.(a)	6,991	1,073,957
Gen Digital, Inc.	6,072	151,132
Intuit, Inc.	3,105	810,405
Microsoft Corp.	83,476	31,138,217
Oracle Corp.	19,093	2,798,079
Palantir Technologies, Inc., Class A(a)	25,776	3,007,286
Palo Alto Networks, Inc.(a)	9,126	3,112,148
PTC, Inc.(a)	1,294	147,011
Roper Technologies, Inc.	1,133	383,396
Salesforce, Inc.	9,184	1,438,765
ServiceNow, Inc.(a)	11,578	1,149,464
Synopsys, Inc.(a)	2,154	960,835
Trimble, Inc.(a)	2,666	136,446
Tyler Technologies, Inc.(a)	478	139,796
Workday, Inc., Class A(a)	2,287	279,975
		54,301,646
Specialized REITs — 0.8%
American Tower Corp.	5,257	859,887
Crown Castle, Inc.	4,877	369,335
Digital Realty Trust, Inc.	3,708	665,883
Equinix, Inc.	1,107	1,153,926
Extra Space Storage, Inc.	2,382	346,105
Iron Mountain, Inc.	3,343	422,254
Public Storage	1,767	562,454
SBA Communications Corp., Class A	1,179	208,046
VICI Properties, Inc.	12,292	326,353
Weyerhaeuser Co.	8,149	195,087
		5,109,330
Specialty Retail — 1.7%
AutoZone, Inc.(a)	186	594,445
Best Buy Co., Inc.	2,150	163,142
Carvana Co., Class A(a)	8,041	529,259
Home Depot, Inc. (The)	11,182	3,943,668
Lowe’s Cos., Inc.	6,289	1,386,662
O’Reilly Automotive, Inc.(a)	9,303	856,713
Ross Stores, Inc.	3,622	770,943
TJX Cos., Inc. (The)	12,445	1,885,417
Security	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.(a)	489	$ 220,529
Williams-Sonoma, Inc.	1,336	311,421
		10,662,199
Technology Hardware, Storage & Peripherals — 8.5%
Apple Inc.	165,047	47,758,000
Dell Technologies, Inc., Class C	3,248	1,401,382
HP, Inc.	10,174	223,218
NetApp, Inc.	2,206	341,400
Seagate Technology Holdings PLC	2,525	2,436,625
Super Micro Computer, Inc.(a)	6,324	185,483
Western Digital Corp.	3,870	2,471,846
		54,817,954
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(a)	1,619	160,750
Lululemon Athletica, Inc.(a)	1,195	136,445
NIKE, Inc., Class B	13,419	550,850
Ralph Lauren Corp., Class A	433	173,811
Tapestry, Inc.	2,251	329,501
		1,351,357
Trading Companies & Distributors — 0.2%
Fastenal Co.	12,833	616,369
United Rentals, Inc.	709	803,219
		1,419,588
Water Utilities — 0.0%
American Water Works Co., Inc.	2,166	285,002
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	5,224	876,222
Total Common Stocks — 99.8% (Cost: $548,140,135)		643,879,452
Rights
Capital Markets — 0.0%
TPG, Inc., CVR(a)	2,686	27
Total Rights — 0.0% (Cost: $ —)		27
Total Long-Term Investments — 99.8% (Cost: $548,140,135)		643,879,479
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	375,469	375,582
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	663,712	663,712
Total Short-Term Securities — 0.2% (Cost: $1,039,290)		1,039,294
Total Investments — 100.0% (Cost: $549,179,425)		644,918,773
Liabilities in Excess of Other Assets — (0.0)%		(22,501)
Net Assets — 100.0%		$ 644,896,272

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P 500 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 366,479	$ 8,947 (a)	$ —	$ 131	$ 25	$ 375,582	375,469	$ 263 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	981,996	—	(318,284)(a)	—	—	663,712	663,712	8,360	—
BlackRock, Inc.	1,658,950	28,922	(140,799)	19,505	(8,851)	1,557,727	1,620	9,242	—
				$ 19,636	$ (8,826)	$ 2,597,021		$ 17,865	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	23	09/18/26	$ 868	$ 2,029
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P 500 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 643,879,452	$ —	$ —	$ 643,879,452
Rights	—	27	—	27
Short-Term Securities
Money Market Funds	1,039,294	—	—	1,039,294
	$ 644,918,746	$ 27	$ —	$ 644,918,773
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,029	$ —	$ —	$ 2,029

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust